SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Ms Liao [Member]
Related Party Transaction [Line Items]
Dividend payables	[1]	$ 3,535,000	$ 3,342,000
Amount due to related party	[1]	1,523,000	776,000
Mr Chun Seong Ng [Member]
Related Party Transaction [Line Items]
Dividend payables	[2]	997,000	943,000
Amount due to related party	[2]	12,000	2,000
Shareholders [Member]
Related Party Transaction [Line Items]
Dividend payables		4,532,000	4,285,000
Amount due to related party		1,535,000	778,000
Mr Teck Shen Tang [Member]
Related Party Transaction [Line Items]
Amount due to related party	[3],[4]
Mr Koon Kiat Sze [Member]
Related Party Transaction [Line Items]
Amount due to related party	[5]	$ 928,000	$ 928,000

[1]	Ms. Liao is Executive Director, Human Resources and Administrative Director and the controlling shareholder of the Company.
[2]	Mr. Ng is Executive Director, Chief Operating Officer and a shareholder of the Company.
[3]	Amount is insignificant and lesser than $1,000.
[4]	Mr. Tang is Project Director and a shareholder of the Company.
[5]	Mr. Sze is Chief Executive Officer of the Company and is the spouse of Ms. Liao.